Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	20,060,000
Proposed Maximum Offering Price per Unit | $ / shares	5.73
Maximum Aggregate Offering Price	$ 114,943,800.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,597.90
Offering Note	Consists of up to 20,060,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of Glucotrack, Inc. (the “Company”), comprised of: (i) up to 20,000,000 shares of our Common Stock (the “Purchase Shares”) that the Company may sell to Sixth Borough Capital Fund, LP (“Sixth Borough”) from time to time pursuant to the Purchase Agreement, dated September 11, 2025, by and between the Company and Sixth Borough (the “Purchase Agreement”); and (ii) up to 60,000 shares of Common Stock issuable upon the exercise of pre-funded warrants, each having the right to purchase one share of Common Stock, that are issuable to Sixth Borough pursuant to the terms of the Purchase Agreement.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on September 24, 2025 ($5.73 per share of Common Stock). This calculation is in accordance with Rule 457(c).